MARKETABLE SECURITIES AND ACCRUED INTEREST (Tables)	12 Months Ended
Dec. 31, 2018
Marketable Securities and Accrued Interest [Abstract]
Available-for-sale Securities [Table Text Block]
The following is a summary of available-for-sale marketable securities:

	December 31, 2017
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Corporate bonds:
Maturing within one year	$6,883	$-	$(9)	$6,874
Maturing between one to two years	20,510	10	(45)	20,475
Accrued interest	213	-	-	213

	$27,606	$10	$(54)	$27,562

	December 31, 2018
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Corporate bonds:
Maturing within one year	$19,463	$-	$(32)	$19,431
Accrued interest	171	-	-	171

	$19,634	$-	$(32)	$19,602